Reinsurance (Tables)	12 Months Ended
Dec. 31, 2012
Effect of Reinsurance on Premiums Written and Earned

The effect of reinsurance on premiums written and earned for the years ended December 31, was as follows:

	2012		2011		2010
(millions)	Written	Earned	Written	Earned	Written	Earned
Direct premiums	$16,558.8	$16,207.6	$15,333.1	$15,107.5	$14,700.0	$14,519.2
Ceded	(186.1)	(189.6)	(186.5)	(204.7)	(223.2)	(204.4)

Net premiums	$16,372.7	$16,018.0	$15,146.6	$14,902.8	$14,476.8	$14,314.8

Prepaid Reinsurance Premiums and Reinsurance Recoverables

Our prepaid reinsurance premiums and reinsurance recoverables were comprised of the following at December 31:

	Prepaid Reinsurance Premiums				Reinsurance Recoverables
	2012		2011		2012		2011
($ in millions)	$	%	$	%	$	%	$	%
MCCA	$25.4	38%	$21.4	31%	$739.2	82%	$650.4	80%
NCRF	19.5	30	19.0	27	50.6	6	51.4	6
CAIP	15.4	23	12.7	18	66.3	7	58.4	7

State Plans	60.3	91	53.1	76	856.1	95	760.2	93
Non-State Plans	6.0	9	16.7	24	44.9	5	57.8	7

Total	$66.3	100%	$69.8	100%	$901.0	100%	$818.0	100%